Loans from Banking Corporations (Tables)	12 Months Ended
Dec. 31, 2023
Loans from Banking Corporations (Tables) [Line Items]
Schedule of Composition	Composition:
	Interest rate	December 31
	%	2023	2022

Loan denominated in shekels	P+1.5%	99	171
Less current maturities		73	70
		26	101

Schedule of Estimated the Value of the Aforesaid Warrants	Set forth below are the parameters used in determining the fair value of the options:
The Company share price ($) (*)	6.8
Exercise price (in $)	2.79 - 1.27	See above.
Expected volatility in the Company’s share price	49.4% - 39.9%
Expected life of the warrants (in years)	8 – 5
Risk-free interest	3.86% - 4.29%
Expected dividend yield	-
(*)	The Company’s share price is determined based on The Company’s value as appraised by the appraiser as of the award date, while using the discounted cash flow method, and at a discount rate of 18%.

Loans from Banking Corporations [Member]
Loans from Banking Corporations (Tables) [Line Items]
Schedule of Estimated the Value of the Aforesaid Warrants	As of December 31, 2023 the company estimated the value of the liability for the option according to its settlement amount due to the fact that it was certain that the company would indeed be issued in the coming days and therefore would have to pay the bank the 600 thousand NIS ($165). In 2022, the Company estimated the value of the aforesaid warrants with the assistance of an independent external appraiser at $157 respectively, under management’s assessments in connection with the different scenarios, in accordance with the following parameters and using the Black-Scholes model:
December 31,
2022

The Company share price ($) (*)	0.04
Exercise price (in $)	0.159
Expected volatility in The Company’s share price	45.6%
Expected life of the warrants (in years)	0.5
Risk-free interest	4.14%
Expected dividend yield	-
(*)	The Company’s share price is determined based on the Company’s value (that reflects a company value as a consequence of the Restructuring executed by the Company, as set out in Note 1.B. above) as appraised by the appraiser as of each date, while using the discounted cash flow method, and at discount rates of 17% to 18%.